Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of December 31, 2021 and 2020 , the Company’s intangible assets consisted of the following:

	As of December 31,
	2021	2020
Brands	$176,225	$170,349
Software development costs	805,697	755,768
Customer relationships	1,692,838	1,548,474
Computer software	35,257	31,495
	2,710,017	2,506,086
Less accumulated amortization on:
Brands	69,407	56,700
Software development costs	371,555	288,521
Customer relationships	505,732	398,304
Computer software	17,900	18,670
	964,594	762,195
Less accumulated impairment on:
Brands	8,464	344
Software development costs	84,947	83,239
Customer relationships	449,808	135,491
	543,219	219,074
Intangible assets, net	$1,202,204	$1,524,817

Schedule of Estimated Amortization Expense of Intangible Assets	The estimated amortization expense of intangible assets for the next five years is as follows:

2022	$225,179
2023	188,892
2024	187,447
2025	162,768
2026	113,037

Summary of Intangible Asset Acquired

Intangible assets acquired by the Company during the year ended December 31, 2021 and 2020 had the following expected weighted-average useful lives:

	2021	2020
Brands	7 years	n/a
Computer software	3 years	4 years
Customer relationships	7 years	5 years
Total weighted-average useful life	5.4 years	4.1 years